Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Provision amount	$ (92,865)
Win-Fung [Member]
Income Taxes [Line Items]
Percentage of estimated assessable profit	24.00%